Description of Business - Additional Information (Detail) $ in Thousands						1 Months Ended				9 Months Ended	12 Months Ended
	Jun. 15, 2015 shares	Jun. 02, 2015 USD ($) shares	Jul. 24, 2014 shares	Jul. 14, 2014 shares	Jun. 27, 2014 USD ($) shares	Jun. 30, 2015 USD ($) shares	Jul. 31, 2014 shares	Jun. 30, 2014 USD ($) shares	Apr. 30, 2013 USD ($) shares	Dec. 31, 2013 shares	Dec. 31, 2015 USD ($) Tanker shares	Dec. 31, 2014 USD ($) shares
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of shuttle tankers to be acquired | Tanker											4
Initial public offering completion date											Apr. 15, 2013
Percentage of ownership interests to be acquired by Partnership in four shuttle tankers											100.00%
Ownership description											the Partnership acquired a 100% ownership interest in KNOT Shuttle Tankers AS, a wholly owned subsidiary of KNOT, which as of February 27, 2013 directly or indirectly owned (1) 100% of Knutsen Shuttle Tankers XII KS, the owner of the Recife Knutsen and the Fortaleza Knutsen, (2) 100% of Knutsen Shuttle Tankers XII AS, the general partner of Knutsen Shuttle Tankers XII KS, and (3) the Windsor Knutsen and the Bodil Knutsen and all of their related charters, inventory and long-term debt. In establishing the new KNOT Shuttle Tankers AS structure, KNOT formed three new Norwegian subsidiaries, which acquired 90% of Knutsen Shuttle Tankers XII KS, 100% of the Windsor Knutsen and 100% of the Bodil Knutsen, respectively.
Percentage of ownership interest									49.00%
Percentage of interest held by general partner		2.00%			2.00%						2.00%	2.00%
Common units sold pursuant to the full exercise of underwriters' options | shares			490,000	150,000
Issuance of additional partnership common units | shares					690,000
Option to purchase additional common units | shares			490,000	150,000
Capital contributions by general partner | $		$ 2,400			$ 2,700						$ 400
Debt, current | $											39,300
Current derivative liabilities | $											5,138	$ 7,450
Prepaid charter and deferred revenue | $											3,365	6,751
Current portion of contract liabilities | $											$ 1,518	1,518
Minimum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year											2017
Maximum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Time charters expiration year											2029
Dan Sabia [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net proceeds from offering and option exercises | $						$ 114,200
Capital contributions by general partner | $						$ 2,400
IPO [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public | shares									8,567,500
Percentage of incentive distribution rights											100.00%
Common units sold pursuant to the full exercise of underwriters' options | shares									1,117,500		1,117,500
Gross proceeds from IPO | $									$ 179,900		$ 179,900
Interest Rate Swap Contracts [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Current derivative liabilities | $											$ 3,799	4,708
Interest Rate Swap Contracts [Member] | Minimum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Derivative maturity date											2018
Interest Rate Swap Contracts [Member] | Maximum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Derivative maturity date											2024
Foreign Exchange Forward Contracts [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Current derivative liabilities | $											$ 1,339	$ 2,742
Subordinated Units [Member] | IPO [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public | shares											8,567,500
Percentage of ownership interest											49.00%
General Partner Unit [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public | shares						102,041	13,062	93,877
Percentage of interest held by general partner									2.00%
General Partner Unit [Member] | IPO [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of interest held by general partner											2.00%
Common Units [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public | shares		5,000,000			4,600,000	5,000,000	640,000	4,600,000		8,567,500	5,000,000	5,240,000
Common units sold pursuant to the full exercise of underwriters' options | shares										1,117,500		640,000
Issuance of additional partnership common units | shares					690,000
Percentage of general partner interest					2.00%
Common Units [Member] | Dan Sabia [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public | shares	5,000,000
Common Units [Member] | IPO [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common units issued to public | shares											8,567,500
Percentage of ownership interest											49.00%
KNOT Offshore Partners UK LLC [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Ownership percentage of limited liability company											100.00%
Hilda Knutsen and Torill Knutsen [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Net proceeds from offering and option exercises | $								$ 144,000
Capital contributions by general partner | $								$ 3,000